Schedule of investments
Delaware Corporate Bond Fund	April 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.31%
Cheniere Energy PIK 144A 4.875% exercise price $93.64, maturity date 5/28/21 #, >>	3,746,157	$3,776,595
Total Convertible Bond (cost $3,777,394)		3,776,595

Corporate Bonds — 95.13%
Banking — 24.30%
Ally Financial
1.45% 10/2/23	1,870,000	1,900,609
4.70% 5/15/26 μ, ψ	7,505,000	7,626,581
5.75% 11/20/25	8,120,000	9,312,110
8.00% 11/1/31	1,840,000	2,590,165
Banco Santander
1.849% 3/25/26	1,800,000	1,816,065
2.749% 12/3/30	5,800,000	5,639,455
Bank of America
1.734% 7/22/27 μ	1,760,000	1,777,226
2.676% 6/19/41 μ	19,310,000	18,168,402
2.687% 4/22/32 μ	1,865,000	1,888,974
3.311% 4/22/42 μ	1,490,000	1,522,451

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	7,215,000	7,972,575
Barclays
2.667% 3/10/32 μ	3,105,000	3,067,310
5.20% 5/12/26	12,817,000	14,575,428

BBVA USA 3.875% 4/10/25	8,205,000	8,980,904
BNP Paribas
144A 1.323% 1/13/27 #, μ	9,375,000	9,239,802
144A 4.625% 2/25/31 #, μ, ψ	4,730,000	4,812,775

Citigroup 4.00% 12/10/25 μ, ψ	11,625,000	11,802,862
Credit Agricole 144A 2.811% 1/11/41 #	6,005,000	5,483,115
Credit Suisse Group
144A 2.593% 9/11/25 #, μ	3,830,000	3,986,228
144A 4.50% 9/3/30 #, μ, ψ	2,420,000	2,317,150
144A 5.10% 1/24/30 #, μ, ψ	4,295,000	4,305,738
144A 5.25% 2/11/27 #, μ, ψ	2,580,000	2,686,425
144A 6.375% 8/21/26 #, μ, ψ	3,600,000	3,917,358
Deutsche Bank
2.222% 9/18/24 μ	3,540,000	3,634,314
3.547% 9/18/31 μ	1,490,000	1,561,500
3.729% 1/14/32 μ	10,005,000	9,925,855
Goldman Sachs Group
2.615% 4/22/32 μ	5,035,000	5,063,988
3.50% 4/1/25	14,070,000	15,310,493

NQ-460 [4/21] 6/21 (1676461)    1

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

HSBC Holdings 4.60% 12/17/30 μ, ψ	4,315,000	$4,390,513
JPMorgan Chase & Co.
1.04% 2/4/27 μ	2,105,000	2,066,171
2.58% 4/22/32 μ	6,185,000	6,215,483
3.328% 4/22/52 μ	6,185,000	6,197,853
Morgan Stanley
1.593% 5/4/27 μ	1,705,000	1,713,980
1.794% 2/13/32 μ	16,410,000	15,444,294
3.217% 4/22/42 μ	2,595,000	2,633,352
5.00% 11/24/25	3,375,000	3,891,353
Natwest Group
2.359% 5/22/24 μ	2,945,000	3,041,711
3.754% 11/1/29 μ	3,245,000	3,457,645
8.625% 8/15/21 μ, ψ	3,555,000	3,632,926

PNC Bank 4.05% 7/26/28	3,035,000	3,449,219
Popular 6.125% 9/14/23	5,020,000	5,422,127
Regions Financial 3.80% 8/14/23	3,335,000	3,577,381
SVB Financial Group
1.80% 2/2/31	4,495,000	4,186,862
4.10% 2/15/31 μ, ψ	10,420,000	10,504,663

Truist Bank 2.636% 9/17/29 μ	12,015,000	12,655,640
Truist Financial 4.95% 9/1/25 μ, ψ	6,825,000	7,524,563
UBS 7.625% 8/17/22	3,430,000	3,729,745
UBS Group
144A 4.375% 2/10/31 #, μ, ψ	3,665,000	3,660,455
7.125% 8/10/21 μ, ψ	860,000	873,997

US Bancorp 3.00% 7/30/29	12,710,000	13,503,898
Wells Fargo & Co. 3.90% 3/15/26 μ, ψ	8,380,000	8,572,950
		301,232,639
Basic Industry — 3.63%
DuPont de Nemours 2.169% 5/1/23	3,895,000	3,910,453
Georgia-Pacific
144A 2.10% 4/30/27 #	2,025,000	2,078,432
8.00% 1/15/24	4,345,000	5,201,376

Graphic Packaging International 144A 3.50% 3/1/29 #	2,530,000	2,510,709
LYB International Finance III 3.375% 10/1/40	6,225,000	6,284,009
LyondellBasell Industries 4.625% 2/26/55	4,975,000	5,725,407
Newmont
2.25% 10/1/30	3,555,000	3,488,381
2.80% 10/1/29	8,145,000	8,427,970
2    NQ-460 [4/21] 6/21 (1676461)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Steel Dynamics
1.65% 10/15/27	2,060,000	$2,036,287
2.40% 6/15/25	1,115,000	1,167,373

Suzano Austria 3.75% 1/15/31	4,055,000	4,156,821
		44,987,218
Brokerage — 1.60%
Charles Schwab
4.00% 6/1/26 μ, ψ	2,845,000	2,930,521
5.375% 6/1/25 μ, ψ	3,280,000	3,655,232
Jefferies Group
2.75% 10/15/32	2,255,000	2,229,577
4.15% 1/23/30	1,725,000	1,912,434
6.45% 6/8/27	5,627,000	7,005,022
6.50% 1/20/43	1,575,000	2,137,570
		19,870,356
Capital Goods — 3.56%
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	2,945,000	2,935,841
Ball 2.875% 8/15/30	4,205,000	4,066,487
Berry Global
144A 0.95% 2/15/24 #	2,910,000	2,906,246
144A 4.875% 7/15/26 #	1,295,000	1,373,089

CANPACK 144A 3.125% 11/1/25 #	945,000	960,947
CCL Industries 144A 3.05% 6/1/30 #	2,220,000	2,279,455
Reynolds Group Issuer 144A 4.00% 10/15/27 #	2,750,000	2,722,583
Siemens Financieringsmaatschappij 144A 2.875% 3/11/41 #	8,349,000	8,271,436
Teledyne Technologies
0.95% 4/1/24	1,865,000	1,865,715
2.25% 4/1/28	8,680,000	8,728,537
2.75% 4/1/31	4,970,000	5,019,884

Waste Management 2.00% 6/1/29	3,015,000	3,019,954
		44,150,174
Communications — 13.00%
Altice France
144A 5.125% 1/15/29 #	2,970,000	2,985,058
144A 5.125% 7/15/29 #	2,200,000	2,205,500

AMC Networks 4.75% 8/1/25	2,450,000	2,528,020
NQ-460 [4/21] 6/21 (1676461)    3

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
AT&T
1.70% 3/25/26	4,520,000	$4,542,032
3.10% 2/1/43	6,179,000	5,724,886

Charter Communications Operating 3.70% 4/1/51	4,115,000	3,879,858
Comcast 3.20% 7/15/36	10,856,000	11,413,285
Crown Castle International 1.05% 7/15/26	12,765,000	12,456,392
CSC Holdings
144A 4.125% 12/1/30 #	4,320,000	4,303,800
144A 4.50% 11/15/31 #	2,730,000	2,736,825

Discovery Communications 144A 4.00% 9/15/55 #	8,928,000	8,750,077
Level 3 Financing
144A 3.625% 1/15/29 #	1,420,000	1,377,400
144A 3.75% 7/15/29 #	3,905,000	3,812,256
144A 4.25% 7/1/28 #	3,075,000	3,102,244

NTT Finance 144A 1.162% 4/3/26 #	7,570,000	7,507,699
Sprint Spectrum
144A 3.36% 3/20/23 #	484,375	488,160
144A 4.738% 9/20/29 #	4,195,000	4,504,381

Time Warner Cable 7.30% 7/1/38	5,490,000	7,806,903
Time Warner Entertainment 8.375% 3/15/23	4,965,000	5,669,984
T-Mobile USA
144A 2.55% 2/15/31 #	6,695,000	6,594,709
144A 3.00% 2/15/41 #	6,365,000	5,961,268
3.375% 4/15/29	6,575,000	6,691,739
Verizon Communications
2.55% 3/21/31	3,125,000	3,135,079
3.40% 3/22/41	8,425,000	8,643,029
4.50% 8/10/33	8,330,000	9,829,492
ViacomCBS
4.375% 3/15/43	8,560,000	9,280,650
4.95% 1/15/31	415,000	488,375

Virgin Media Secured Finance 144A 5.50% 5/15/29 #	5,760,000	6,166,082
Vodafone Group
4.25% 9/17/50	3,870,000	4,312,168
4.875% 6/19/49	3,540,000	4,302,756
		161,200,107
Consumer Cyclical — 3.63%
Alibaba Group Holding 2.70% 2/9/41	2,275,000	2,121,807
Best Buy 1.95% 10/1/30	6,155,000	5,888,546
4    NQ-460 [4/21] 6/21 (1676461)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Ford Motor 8.50% 4/21/23	4,315,000	$4,838,194
Ford Motor Credit 2.90% 2/16/28	3,570,000	3,503,437
General Motors
5.40% 10/2/23	1,895,000	2,097,212
6.125% 10/1/25	1,895,000	2,250,261
6.25% 10/2/43	7,325,000	9,649,541
6.60% 4/1/36	3,051,000	4,076,410

General Motors Financial 5.70% 9/30/30 μ, ψ	5,745,000	6,434,400
Levi Strauss & Co. 144A 3.50% 3/1/31 #	2,394,000	2,391,187
Prime Security Services Borrower 144A 3.375% 8/31/27 #	1,780,000	1,722,150
		44,973,145
Consumer Non-Cyclical — 9.44%
AbbVie 2.95% 11/21/26	3,995,000	4,281,734
Anheuser-Busch InBev Worldwide
4.15% 1/23/25	1,170,000	1,305,578
4.50% 6/1/50	13,625,000	15,646,871

BAT Capital 2.259% 3/25/28	2,495,000	2,448,836
BAT International Finance 1.668% 3/25/26	3,120,000	3,106,810
Biogen 3.15% 5/1/50	9,865,000	9,015,482
Bunge Limited Finance 1.63% 8/17/25	8,865,000	8,977,559
Conagra Brands 1.375% 11/1/27	5,615,000	5,469,543
CVS Health
2.70% 8/21/40	2,005,000	1,852,487
4.25% 4/1/50	2,105,000	2,373,371
4.78% 3/25/38	5,870,000	7,027,727

Energizer Holdings 144A 4.375% 3/31/29 #	2,416,000	2,401,045
Gilead Sciences 2.80% 10/1/50	12,350,000	11,127,623
Imperial Brands Finance 144A 3.50% 7/26/26 #	4,400,000	4,704,920
Perrigo Finance Unlimited 4.375% 3/15/26	6,135,000	6,714,454
Pilgrim's Pride 144A 4.25% 4/15/31 #	3,020,000	3,054,911
Regeneron Pharmaceuticals 1.75% 9/15/30	2,410,000	2,247,267
Royalty Pharma 144A 1.75% 9/2/27 #	7,020,000	6,920,336
Sodexo 144A 1.634% 4/16/26 #	6,785,000	6,805,895
Takeda Pharmaceutical
3.025% 7/9/40	2,845,000	2,785,418
3.175% 7/9/50	3,415,000	3,254,843

Teleflex 144A 4.25% 6/1/28 #	2,750,000	2,845,535
Viatris 144A 4.00% 6/22/50 #	2,680,000	2,669,158
		117,037,403
NQ-460 [4/21] 6/21 (1676461)    5

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric — 9.49%
Berkshire Hathaway Energy 2.85% 5/15/51	4,750,000	$4,398,447
CenterPoint Energy 3.85% 2/1/24	2,343,000	2,541,754
CMS Energy 4.75% 6/1/50 μ	6,635,000	7,298,500
Dominion Energy 4.65% 12/15/24 μ, ψ	6,010,000	6,408,283
Duke Energy 4.875% 9/16/24 μ, ψ	6,215,000	6,605,302
Edison International
3.125% 11/15/22	3,330,000	3,444,516
5.375% 3/15/26 μ, ψ	4,530,000	4,697,927

Entergy Texas 3.55% 9/30/49	2,030,000	2,095,140
Eversource Energy 1.65% 8/15/30	2,225,000	2,092,453
FirstEnergy Transmission 144A 4.55% 4/1/49 #	4,430,000	4,947,420
IPALCO Enterprises
3.70% 9/1/24	2,075,000	2,243,195
144A 4.25% 5/1/30 #	2,490,000	2,773,306

Liberty Utilities Finance GP 1 144A 2.05% 9/15/30 #	2,437,000	2,314,805
Louisville Gas and Electric 4.25% 4/1/49	5,015,000	5,869,824
Nevada Power Series EE 3.125% 8/1/50	2,895,000	2,876,460
NRG Energy
144A 2.45% 12/2/27 #	2,035,000	2,042,859
144A 3.375% 2/15/29 #	1,780,000	1,746,500
144A 3.625% 2/15/31 #	1,430,000	1,402,828
144A 3.75% 6/15/24 #	1,985,000	2,129,357
144A 4.45% 6/15/29 #	3,180,000	3,488,574

Oglethorpe Power 144A 3.75% 8/1/50 #	4,210,000	4,273,196
Pacific Gas and Electric
2.10% 8/1/27	6,070,000	5,925,972
2.50% 2/1/31	2,105,000	1,984,281
3.25% 6/1/31	1,260,000	1,247,511
3.30% 8/1/40	895,000	798,244
4.60% 6/15/43	3,790,000	3,824,648
4.95% 7/1/50	1,820,000	1,861,090

San Diego Gas & Electric 3.32% 4/15/50	2,015,000	2,068,616
Southern 4.00% 1/15/51 μ	5,875,000	6,286,250
Southern California Edison
3.65% 2/1/50	2,555,000	2,565,087
4.875% 3/1/49	2,555,000	3,034,050
6.00% 1/15/34	1,415,000	1,865,407
6    NQ-460 [4/21] 6/21 (1676461)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Vistra Operations
144A 3.55% 7/15/24 #	4,271,000	$4,434,179
144A 3.70% 1/30/27 #	2,779,000	2,882,905
144A 4.30% 7/15/29 #	2,975,000	3,132,194
		117,601,080
Energy — 9.32%
BP Capital Markets 4.875% 3/22/30 μ, ψ	4,315,000	4,642,940
BP Capital Markets America 2.939% 6/4/51	8,595,000	7,828,207
Cheniere Corpus Christi Holdings 7.00% 6/30/24	5,215,000	6,008,858
Continental Resources 4.375% 1/15/28	2,380,000	2,593,712
Devon Energy 5.85% 12/15/25	2,124,000	2,496,849
Diamondback Energy 3.125% 3/24/31	6,155,000	6,221,995
Enbridge 5.75% 7/15/80 μ	3,755,000	4,150,439
Energy Transfer
6.25% 4/15/49	3,590,000	4,316,621
7.125% 5/15/30 μ, ψ	4,575,000	4,677,938

Enterprise Products Operating 3.20% 2/15/52	13,900,000	12,831,629
EQM Midstream Partners 144A 4.75% 1/15/31 #	3,130,000	3,102,440
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	3,560,000	3,490,503
Kinder Morgan
3.25% 8/1/50	7,060,000	6,453,746
3.60% 2/15/51	3,635,000	3,491,051

Marathon Oil 4.40% 7/15/27	8,995,000	10,042,518
MPLX 4.125% 3/1/27	7,365,000	8,205,423
NuStar Logistics 5.625% 4/28/27	2,585,000	2,725,559
ONEOK 7.50% 9/1/23	4,985,000	5,672,565
Sabine Pass Liquefaction
5.75% 5/15/24	5,514,000	6,228,025
5.875% 6/30/26	2,100,000	2,487,877
Targa Resources Partners
144A 4.00% 1/15/32 #	2,705,000	2,661,044
144A 4.875% 2/1/31 #	2,370,000	2,480,501
5.50% 3/1/30	265,000	287,226

WPX Energy 5.25% 9/15/24	2,221,000	2,465,932
		115,563,598
Finance Companies — 4.09%
AerCap Holdings 5.875% 10/10/79 μ	605,000	632,406
NQ-460 [4/21] 6/21 (1676461)    7

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
AerCap Ireland Capital DAC
1.75% 1/30/26	4,990,000	$4,895,895
3.65% 7/21/27	1,630,000	1,733,359
4.125% 7/3/23	2,325,000	2,471,995
4.50% 9/15/23	1,885,000	2,030,758
4.625% 10/15/27	2,190,000	2,441,717
6.50% 7/15/25	1,715,000	2,019,200

Air Lease 2.875% 1/15/26	8,233,000	8,579,832
Aviation Capital Group
144A 1.95% 1/30/26 #	7,894,000	7,743,893
144A 5.50% 12/15/24 #	6,835,000	7,685,235
Avolon Holdings Funding
144A 2.75% 2/21/28 #	5,780,000	5,627,915
144A 4.25% 4/15/26 #	2,855,000	3,047,193

DAE Sukuk DIFC 144A 3.75% 2/15/26 #	1,765,000	1,837,683
		50,747,081
Insurance — 2.42%
Athene Holding 3.50% 1/15/31	3,150,000	3,311,343
Brighthouse Financial 4.70% 6/22/47	2,527,000	2,634,946
Brown & Brown 2.375% 3/15/31	6,735,000	6,535,167
Centene
3.375% 2/15/30	3,160,000	3,175,816
4.625% 12/15/29	2,035,000	2,205,625

Equitable Holdings 4.95% 9/15/25 μ, ψ	2,310,000	2,491,913
MetLife 3.85% 9/15/25 μ, ψ	1,460,000	1,540,300
Prudential Financial 3.70% 10/1/50 μ	7,845,000	8,109,769
		30,004,879
Natural Gas — 0.27%
Sempra Energy 4.875% 10/15/25 μ, ψ	3,035,000	3,327,695
		3,327,695
Real Estate Investment Trusts — 1.01%
Corporate Office Properties 2.75% 4/15/31	4,515,000	4,462,121
Global Net Lease 144A 3.75% 12/15/27 #	1,365,000	1,352,575
Life Storage 4.00% 6/15/29	945,000	1,036,851
LifeStorage 3.50% 7/1/26	2,745,000	2,995,509
MPT Operating Partnership 3.50% 3/15/31	2,620,000	2,617,747
		12,464,803
Technology — 7.05%
Alphabet 2.05% 8/15/50	11,260,000	9,464,960
8    NQ-460 [4/21] 6/21 (1676461)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Broadcom
144A 3.469% 4/15/34 #	2,905,000	$2,940,053
144A 3.50% 2/15/41 #	4,645,000	4,490,632

CoStar Group 144A 2.80% 7/15/30 #	3,370,000	3,339,531
Fidelity National Information Services
1.65% 3/1/28	6,800,000	6,681,612
3.10% 3/1/41	1,480,000	1,469,644

Fiserv 3.20% 7/1/26	6,530,000	7,089,101
Global Payments 2.65% 2/15/25	3,321,000	3,506,199
Iron Mountain 144A 5.25% 7/15/30 #	3,399,000	3,535,130
KLA 3.30% 3/1/50	5,970,000	5,962,314
Marvell Technology
144A 1.65% 4/15/26 #	4,460,000	4,449,395
144A 2.45% 4/15/28 #	2,380,000	2,396,336

Microchip Technology 144A 0.972% 2/15/24 #	4,405,000	4,401,093
NCR 144A 5.125% 4/15/29 #	2,980,000	3,069,400
NXP
144A 2.70% 5/1/25 #	505,000	534,106
144A 4.30% 6/18/29 #	1,104,000	1,251,796
144A 4.875% 3/1/24 #	7,660,000	8,504,229
144A 5.55% 12/1/28 #	1,230,000	1,495,346
Oracle
2.875% 3/25/31	3,025,000	3,077,888
3.65% 3/25/41	3,805,000	3,893,480
PayPal Holdings
1.65% 6/1/25	3,420,000	3,518,257
2.65% 10/1/26	2,210,000	2,357,598
		87,428,100
Transportation — 2.17%
DAE Funding 144A 3.375% 3/20/28 #	905,000	905,667
Delta Air Lines
144A 7.00% 5/1/25 #	7,959,000	9,259,808
7.375% 1/15/26	2,660,000	3,126,501

Mileage Plus Holdings 144A 6.50% 6/20/27 #	3,430,000	3,768,712
Southwest Airlines 5.125% 6/15/27	4,738,000	5,545,951
United Airlines
144A 4.375% 4/15/26 #	1,115,000	1,158,452
144A 4.625% 4/15/29 #	1,115,000	1,160,102

United Airlines 2019-1 Class AA Pass Through Trust Series 2019-1 AA 4.15% 2/25/33 ♦	1,870,531	2,008,226
		26,933,419
NQ-460 [4/21] 6/21 (1676461)    9

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities — 0.15%
Essential Utilities
3.351% 4/15/50	1,765,000	$1,749,447
4.276% 5/1/49	80,000	92,063
		1,841,510
Total Corporate Bonds (cost $1,160,865,496)		1,179,363,207

Loan Agreements — 2.01%
AmWINS Group 3.00% (LIBOR01M + 2.25%) 2/19/28 •	2,413,950	2,392,613
Applied Systems 1st Lien TBD 9/19/24 X	2,500,000	2,533,595
Energizer Holdings 2.75% (LIBOR01M + 2.25%) 12/22/27 •	2,523,675	2,517,997
Ensemble RCM 3.936% (LIBOR03M + 3.75%) 8/3/26 •	2,508,633	2,507,288
Gates Global Tranche B-3 3.50% (LIBOR01M + 2.75%) 3/31/27 •	2,523,675	2,518,812
Horizon Therapeutics USA Tranche B-2 2.50% (LIBOR01M + 2.00%) 3/15/28 •	2,430,000	2,424,431
Informatica 3.363% (LIBOR01M + 3.25%) 2/25/27 •	2,521,428	2,501,730
Prime Security Services Borrower Tranche B-1 3.50% (LIBOR01M + 2.75%) 9/23/26 •	2,520,000	2,518,740
RealPage 1st Lien 3.75% (LIBOR01M + 3.25%) 4/24/28 •	2,540,000	2,531,887
Reynolds Group Holdings Tranche B-2 3.363% (LIBOR01M + 3.25%) 2/5/26 •	2,518,687	2,500,059
Total Loan Agreements (cost $25,050,500)		24,947,152
	Number of shares
Convertible Preferred Stock — 0.33%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	22,731	1,133,595
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 **	2,808	2,977,884
Total Convertible Preferred Stock (cost $4,053,106)		4,111,479

Short-Term Investments — 2.15%
Money Market Mutual Funds — 2.15%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	6,682,817	6,682,817
10    NQ-460 [4/21] 6/21 (1676461)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	6,682,817	$6,682,817
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	6,682,816	6,682,816
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	6,682,816	6,682,816
Total Short-Term Investments (cost $26,731,266)		26,731,266
Total Value of Securities—99.93% (cost $1,220,477,762)		1,238,929,699

Receivables and Other Assets Net of Liabilities—0.07%		827,283
Net Assets Applicable to 196,850,675 Shares Outstanding—100.00%		$1,239,756,982
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of Rule 144A securities was $295,491,868, which represents 23.83% of the Fund's net assets.
>>	PIK. 100% of the income received was in the form of principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after April 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
NQ-460 [4/21] 6/21 (1676461)    11

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
**	Perpetual security with no stated maturity date.
Summary of abbreviations:
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
TBD – To be determined
USD – US Dollar
12    NQ-460 [4/21] 6/21 (1676461)